Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of series A preferred stock and recorded as a derivative liability
	December 21, 2021	December 31, 2021
Base case conversion price	$9.91	$9.91
Stock price on valuation date	$10.50	$10.37
Risk-free rate	0.91%	0.96%
Time to exercise (years)	3.00	2.97
Equity volatility	72.5%	70%
Probability of volume failure	94%	92%
Rounded 10 day average daily volume (in 1,000’s)	$735	$908

Schedule of number of investor warrants outstanding weighted average exercise price
	2021		2020
	Number	Weighted Average Exercise Price $	Number	Weighted Average Exercise Price $
Outstanding at January 1	1,086,759	$36.0	1,410,146	35.0
Granted	2,900,074	$10.0	79,937	$18.0
Exercised	(274,562)	10.0	—	—
Expired	(3,712,271)	$17.0	(403,324)	41.0
Outstanding at December 31	—	$—	1,086,759	$36.0
Exercisable at December 31	—	$—	1,086,759	$36.0

Schedule of derivative liabilities are measured at fair value
	3i Fund Series A Redemption Feature	Settlement Warrants	TO2 Warrants
	March 31, 2022 $	March 31, 2021 $	March 31, 2021 $
Balance beginning	7,181	102	47
Issued during the period	—	—	—
Change in fair value	(3,558)	(7)	(38)
Translation effect	—	—	—
Amount transferred to Equity	(452)	—	—
Balance – end of period	3,171	95	9
Fair value per warrant / Series A Preferred share issuable at period end	177.88	0.02	0.0

			T01 Warrants	T02 Warrants		T03 Warrants	3i Fund Series A Redemption Feature
	Settlement Warrants for the termination of the Financing Facility		Warrants issued May 2019	Warrants issued December 2019		Warrants issued June 2021	Issued December 20, 2021
	December 31, 2021 $	December 31, 2020 $	December 31, 2020 $	December 31, 2021 $	December 31, 2020 $	December 31, 2021 $	December 31, 2021 $
Balance beginning	102	2,138	14	47	1,641	—	—
Issued during the period	—	—	—	—	—	2,000	7,409
Change in fair value	(94)	(524)	(14)	(45)	(1,594)	(1,794)	(154)
Amount transferred to Equity	—	(1,412)	—	—	—	(206)	(74)
Translation effect	(8)	(100)	—	(2)	—	—	—
Balance – end of period	—	102	—	—	47	—	7,181
Fair value per warrant / Series A Preferred share issuable at period end	—	0.026	—	—	0.001	—	$363.0

Schedule of warrant liabilities
	June 24, 2021	September 13, 2021
Exercise price	$10.05	$9.86
Stock price	$5.50	$10.61
Risk-free interest	(0.55)%	(0.50)%
Expected dividend yield	(0)%	(0)%
Contractual life (years)	1.81	0.04
Expected volatility	106.5%	104%

Schedule of warrant liabilities
	Settlement Warrants for the termination of the Financing Facility		TO2 Warrants
	December 31, 2020	Grant date February 23, 2020	December 31, 2020
Exercise price	$20.0 – (SEK 165.0)	$17.0 – (SEK 375.0)	36.5 – (SEK 300.0)
Share price	$5.0 – (SEK 40.0)	$13.5 – (SEK130.5)	5.0 – (SEK 40.0)
Risk-free interest	(0.41)%	(0.38)%	(0.57)%
Expected dividend yield	(0)%	(0)%	(0)%
Contractual life (years)	2.17	3.00	0.71
Expected volatility	106.50%	104.10%	106.50%